BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.
ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING
AND FIXING THE RIGHTS AND PREFERENCES OF
VARIABLE RATE DEMAND PREFERRED SHARES

This is to certify that

First: The charter of BlackRock Muni New York Intermediate Duration Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated as of September 13, 2011 (the “Articles Supplementary”).

Second: The definition of Extraordinary Corporate Event in the section titled “Definitions” in the Articles Supplementary is hereby deleted and replaced in its entirety with the following:

“Extraordinary Corporate Event” means as to the Liquidity Provider, (i) the consolidation or amalgamation with, or merger with and into, or the transfer of all or substantially all of the Liquidity Provider’s assets to another entity, or (ii) the. dissolution, for any reason, of the Liquidity Provider other than in connection with the consolidation, amalgamation with, or merger with and into another entity or the transfer of all or substantially all of the Liquidity Provider’s assets; provided, however, that with respect to (i) above, an Extraordinary Corporate Event does not include any of the listed occurrences where (x) the surviving entity, or transferee of all or substantially all of the Liquidity Provider’s assets, (a) assumes or is bound by all of the obligations of the Liquidity Provider under the terms of the VRDP Shares Purchase Agreement and (b) has (i) short-term debt ratings in one of the two highest ratings categories from the Requisite NRSROs or (ii) such other short-term debt ratings, if any, as may be required for the VRDP Shares to satisfy the eligibility criteria under Rule 2a-7 under the 1940 Act and (y) the Liquidity Provider has provided notice in writing to the Corporation confirming the information described in (x) at least 10 days prior to the scheduled date of the applicable listed occurrence in (i) above.

Third: The definition of LIBOR Dealer in the section titled “Definitions” in the Articles Supplementary is hereby deleted and replaced in its entirety with the following:

“LIBOR Dealer” means Merrill Lynch, Pierce, Fenner & Smith Incorporated, provided that LIBOR Dealer shall mean BofAML Securities, Inc. upon delivery of written notice thereof to the Corporation by Merrill Lynch, Pierce, Fenner & Smith Incorporated, and such other dealer or dealers as the Corporation from time to time may appoint or in lieu of any thereof, their respective affiliates and successors.

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Fourth: The table set forth in Section 10(b)(ii)(C) of Part I of the Articles Supplementary is hereby deleted in its entirety and replaced with the following:

Number of Days* Preceding the Six Month Anniversary of Liquidity Provider’s Purchase	Value of Deposit Securities as Percentage of Liquidation Preference
150	20%
120	40%
90	60%
60	80%
30	100%

* Or if such day is not a Business Day, the next succeeding Business Day

Fifth: Section 7(b) of Part II of the Articles Supplementary is hereby deleted in its entirety and replaced with the following:

(b) The Investment Adviser, affiliated persons of the Investment Adviser (as defined in Section 2(a)(3) of the 1940 Act) (other than the Corporation, in the case of a purchase of shares of a Series of VRDP Shares which are to be cancelled within ten (10) days of purchase by the Corporation), and Persons over which the Investment Adviser, or affiliated persons of the Investment Adviser (as defined in Section 2(a)(3) of the 1940 Act), exercise discretionary investment or voting authority (other than the Corporation, in the case of a purchase of shares of a Series of VRDP Shares which are to be cancelled within ten (10) days of purchase by the Corporation) are not permitted to purchase shares of a Series of VRDP Shares without the prior written consent of the Liquidity Provider, and any such purchases shall be void ab initio; provided, however, that the Corporation shall give prompt notice to Beneficial Owners by Electronic Means upon any of the foregoing Persons (with the prior written consent of the Liquidity Provider), singly or in the aggregate, acquiring a beneficial interest in 20% or more of the VRDP Shares; provided, further, that without regard to the preceding requirements, purchases of shares of a Series of VRDP Shares may be made by broker-dealers that are affiliated persons of the Investment Adviser in riskless principal transactions with respect to such purchases of shares of a Series of VRDP Shares.

Sixth: Appendix A to the Articles Supplementary is hereby deleted in its entirety and replaced with the Appendix A attached hereto.

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Seventh: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

[Signature Page Follows]

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IN WITNESS WHEREOF, BlackRock Muni New York Intermediate Duration Fund, Inc. has caused these Articles of Amendment to be signed as of March 15, 2019 in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND,

INC.

By: /s/ Jonathan Diorio

      Name: Jonathan Diorio

      Title: Vice President

ATTEST:

/s/ Janey Ahn

Name: Janey Ahn
Title:    Secretary

Signature Page to Articles of Amendment of
BlackRock Muni New York Intermediate Duration Fund, Inc.

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APPENDIX A

[Attached]

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BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.
(THE “FUND”)

SERIES W-7 VARIABLE RATE DEMAND PREFERRED SHARES
(“VRDP SHARES”)

CUSIP NO. 09255F307*

Amended and Restated Notice of Special Rate Period

March 15, 2019

BlackRock Muni New York Intermediate
Duration Fund, Inc.
100 Bellevue Parkway
Wilmington, Delaware 19809

To: Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated September 13, 2011 (the “Articles Supplementary”), the Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares that the Notice of Special Rate Period, dated as of October 22, 2015, and as amended as of March 30, 2018 (the “Original Notice of Special Rate Period”), has been amended and restated in its entirety by this Amended and Restated Notice of Special Rate Period as of the date hereof.

Certain capitalized terms used in this Amended and Restated Notice of Special Rate Period are defined in Appendix A hereto. Capitalized terms used but not defined in this Amended and Restated Notice of Special Rate Period, including in Appendix A hereto, shall have the meanings given to such terms in the Articles Supplementary.

Last Day of Special Rate Period

The last day of the Special Rate Period designated by the Original Notice of Special Rate Period shall be April 15, 2020 or such later date to which it may be extended in accordance with the terms set forth herein under “Additional Provisions Relating to the Termination of Special Rate Period” (such period, the “Special Rate Period”).

Calculation of Dividends During Special Rate Period

During the Special Rate Period, for each SRP Calculation Period for the VRDP Shares, the dividend rate on the VRDP Shares (the “SRP Applicable Rate”) shall be calculated by the Tender and Paying Agent and shall be equal to the rate per annum that results from the sum of the (1) Base Rate and (2) Ratings Spread (the “SRP Applicable Rate Determination”). During the Special Rate Period, references in the Articles Supplementary and the other Related Documents to the “Applicable Rate Determination,” the “Applicable Rate,” a “Subsequent Rate Period” or a “Rate Determination Date,” in each case with respect to the VRDP Shares, shall be deemed to be references to the SRP Applicable Rate Determination, the SRP Applicable Rate, an SRP Calculation Period or an SRP Calculation Date, respectively. The SRP Applicable Rate for any SRP Calculation Period (or part thereof) shall in no event be greater than the Maximum Rate:

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* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

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The amount of dividends payable on each VRDP Share on any Dividend Payment Date during the Special Rate Period shall be calculated by the Tender and Paying Agent and shall equal the sum of the dividends accumulated but not yet paid for each SRP Calculation Period (or part thereof) and, if applicable, any other Rate Period (or part thereof) occurring during the related Dividend Period. For the avoidance of doubt, the amount of dividends payable on each VRDP Share on any Dividend Payment Date during the Special Rate Period shall include any Late Charge applicable under Section 2(e)(i)(C) of the Part I of the Articles Supplementary. The amount of dividends accumulated for each such SRP Calculation Period (or part thereof) shall be computed by multiplying the SRP Applicable Rate for the VRDP Shares for such SRP Calculation Period (or part thereof) by a fraction, the numerator of which shall be the number of days in such SRP Calculation Period (or part thereof) and the denominator of which shall be the actual number of days in the year (365 or 366), and multiplying such product by $100,000.

During the Special Rate Period, the scheduled Dividend Payment Dates for the VRDP Shares shall continue to be the first Business Day of each calendar month.

For the avoidance of doubt, Section 3 of Part II of the Articles Supplementary shall not be applicable during the Special Rate Period.

Special Redemption Provisions

During the Special Rate Period, the VRDP Shares may be redeemed pursuant to Section 10(a)(i) of the Articles Supplementary only upon the payment of the applicable Redemption Premium and otherwise in accordance with Section 10(a) of the Articles Supplementary. The Fund’s Board of Directors has determined in accordance with Section 10(a)(ii) of the Articles Supplementary that the Special Redemption Provisions are in the best interests of the Fund.

“Redemption Premium” means, if the VRDP Shares are rated above Al/A+ and its equivalent by all Rating Agencies then rating the VRDP Shares as of the relevant Redemption Date and with respect to the VRDP Shares subject to redemption on such Redemption Date, other than in respect of any redemption required to comply with the VRDP Shares Basic Maintenance Amount or the Minimum VRDP Shares Asset Coverage requirements or any optional redemption in connection with a redemption to comply with the Minimum VRDP Shares Asset Coverage requirements that results in Minimum VRDP Shares Asset Coverage of up to 240%, an amount equal to:

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(a)                if such Redemption Date occurs on a date two years or more before the last day of the Special Rate Period, the product of 3% and the Liquidation Preference of the VRDP Shares subject to redemption;

(b)               if such Redemption Date occurs on a date that is less than two years but more than or equal to 18 months from the last day of the Special Rate Period, the product of 2% and the Liquidation Preference of the VRDP Shares subject to redemption; and            ·

(c)                if such Redemption Date occurs on a date that is less than 18 months but more than or equal to one year from the last day of the Special Rate Period, the product of 1% and the Liquidation Preference of the VRDP Shares subject to redemption.

Any VRDP Share exchanged for a preferred share of an acquiring entity or successor entity in connection with a reorganization, merger or redomestication of the Fund in another state that had been previously approved by the Holders of VRDP Shares or that otherwise does not require the vote or consent of the Holders of VRDP Shares shall not be subject to the Redemption Premium solely as a result of such exchange of shares.

Optional Tender and Transfers of VRDP Shares

During the Special Rate Period, Beneficial Owners and Holders shall not have the right to tender their VRDP Shares for Remarketing pursuant to an Optional Tender.

The Fund agrees, however, that during the Special Rate Period, a Beneficial Owner or Holder of VRDP Shares may sell, transfer or otherwise dispose of VRDP Shares in whole shares only to (i) Persons that such Beneficial Owner or Holder reasonably believes are QIBs that are either registered closed-end management investment companies, the common shares of which are traded on a national securities exchange (“Closed-End Funds”), banks or entities that are 100% direct or indirect subsidiaries of banks’ publicly traded parent holding companies (collectively, “Banks”), insurance companies, companies that are included in the S&P 500 Index (and their direct or indirect wholly owned subsidiaries) or registered open-end management investment companies, (ii) TOB Trust (whether tax-exempt or taxable) in which all investors are Persons that such Beneficial Owner or Holder reasonably believes are QIBs that are Closed-End Funds, Banks, insurance companies, companies that are included in the S&P 500 Index (and their direct or indirect wholly owned subsidiaries) or registered open-end management investment companies (or, in the case of a TOB Trust in which an affiliate of such Beneficial Owner or Holder retains a residual interest, such affiliate of such Beneficial Owner or Holder, but only to the extent expressly provided for in an agreement between the Fund and such Beneficial Owner or Holder) or (iii) such other Persons approved in writing by the Fund, in each case, pursuant to Rule 144A of the Securities Act or another available exemption from registration under the Securities Act, in a manner not involving any public offering within the meaning of Section 4(a)(2) of the Securities Act. Any transfer in violation of the foregoing restrictions shall be void ab initio and any transferee of VRDP Shares transferred in violation of the foregoing restrictions shall be deemed to agree to hold all payments it received on any such improperly transferred VRDP Shares in trust for the benefit of the transferor of such VRDP Shares.

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In the event that a Beneficial Owner transfers VRDP Shares to a TOB Trust in which such Beneficial Owner or an affiliate of such Beneficial Owner that is a wholly owned direct or indirect subsidiary of such Beneficial Owner retains a residual interest, for so long as no event has occurred that results in the termination of such TOB Trust, for purposes of each section of the Articles Supplementary that requires, permits or provides for (i) notice or the delivery of information to the Beneficial Owner of VRDP Shares or (ii) voting of the VRDP Shares by or the giving of any consent by the Beneficial Owner of VRDP Shares (collectively, the “Applicable Sections”), then such Beneficial Owner, and not such TOB Trust, shall be deemed to be the actual holder and Beneficial Owner of such VRDP Shares.

Anything herein to the contrary notwithstanding, except with respect to the deemed holding and ownership provisions set forth above in respect of the Applicable Sections, any TOB Trust to which the VRDP Shares are transferred and each of the beneficial owners thereof shall, subject to the provisions of the agreements governing the TOB Trust, retain all of its other rights in respect of the VRDP Shares under the Articles Supplementary or applicable law, including, for the avoidance of doubt, the rights of such TOB Trust in respect of matters addressed by any of the Applicable Sections to the extent necessary for the protection or exercise of such other rights or that are otherwise applicable as a result of the exercise of such other rights.

Notice of Taxable Allocations and Gross-Up Payments

Section 3 of Part I and Section 6 of Part II of the Articles Supplementary shall have no effect during the Special Rate Period.

During the Special Rate Period, Holders of VRDP Shares shall be entitled to receive, when, as and if declared by the Board of Directors, out of funds legally available therefor under applicable law and otherwise in accordance with applicable law, dividends in an amount equal to the aggregate Gross-up Payments as follows:

(a)                Whenever the Fund intends or expects to include any net capital gains or ordinary income taxable for regular federal income tax purposes in any dividend on VRDP Shares, the Fund shall notify the Tender and Paying Agent of the amount to be so included (i) not later than 14 calendar-days preceding-the first .SRP Calculation Date on which the SRP Applicable Rate for such dividend is to be established, and (ii) for any successive SRP Calculation Date on which the SRP Applicable Rate for such dividend is to be established, not later than the close of business on the immediately preceding SRP Calculation Date. Whenever such advance notice is received from the Fund, the Tender and Paying Agent will notify each Holder and each Beneficial Owner or its Agent Member identified to the Tender and Paying Agent. With respect to an SRP Calculation Period for which such notice was given and whose dividends are comprised partly of such ordinary income or capital gains and partly of exempt-interest income, the different types of income will be paid in the same relative proportions for each day during the SRP Calculation Period.

(b)               (i) If the Fund allocates, under Subchapter M of Chapter 1 of the Code, any net capital gains or ordinary income taxable for regular federal income tax purposes to a dividend paid on VRDP Shares, the Fund shall to the extent practical simultaneously

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31466804.1

increase such dividend payment by an additional amount equal to the Gross-up Payment and direct the Tender and Paying Agent to send notice with such dividend describing the Gross-up Payment and (ii) if the Fund allocates, under Subchapter M of Chapter 1 of the Code, any net capital gains or ordinary income taxable for regular federal income tax purposes to a dividend paid on VRDP Shares without simultaneously increasing such dividend as described in clause (i) above the Fund shall, prior to the end of the calendar year in which such dividend was paid, direct the Tender and Paying Agent to send notice with a Gross-up Payment to the Holder that was entitled to such dividend payment during such calendar year at such Holder’s address as the same appears or last appeared on the record books of the Fund. The Fund shall compute the Gross-up Payment.

(c)                The Fund shall not be required to make Gross-up Payments with respect to any net capital gains or ordinary income determined by the Internal Revenue Service to be allocable in a manner different from the manner used by the Fund.

Additional Provisions Relating to the Termination of Special Rate Period

If the Scheduled Termination Date for the VRDP Shares is further extended to a succeeding Scheduled Termination Date in accordance with the terms of the VRDP Shares Purchase Agreement, then, unless the Special Rate Period has been extended in accordance with the procedures set forth below, the VRDP Shares beneficially owned by any Beneficial Owner will be deemed automatically tendered for Remarketing on the seventh day prior to the last day of the Special Rate Period (the “Automatic Tender Date”) with a Purchase Date occurring on the first day of the Subsequent Rate Period immediately succeeding the Special Rate Period. Notice of the extension of the Scheduled Termination Date for the VRDP Shares and the automatic tender of such VRDP Shares for Remarketing shall be provided by or on behalf of the Fund to the Holders of such VRDP Shares as soon as reasonably practicable upon the extension of the Scheduled Termination Date, but in no event later than one Business Day before the Automatic Tender Date. Notwithstanding the foregoing provisions of this Amended and Restated Notice of Special Rate Period, if any VRDP Shares beneficially owned by BANA for federal income tax purposes on such Purchase Date are not successfully remarketed for purchase on such Purchase Date, a Failed Remarketing Condition-Purchased VRDP Shares will be deemed to exist in respect of such VRDP Shares for all purposes of the Articles Supplementary (including Section 10(b) thereof and the definition of Maximum Rate) and the other Related Documents and, as of such Purchase Date, such VRDP Shares will be deemed beneficially owned by the Liquidity Provider. Accordingly, all such VRDP Shares deemed beneficially owned by the Liquidity Provider will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents. For the avoidance of doubt, if any VRDP Shares beneficially owned by a Beneficial Owner other than BANA are not successfully remarketed on the Purchase Date relating to the Automatic Tender Date and are purchased by the Liquidity Provider pursuant to the Purchase Obligation, such VRDP Shares shall constitute Failed Remarketing Condition-Purchased VRDP Shares, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents.

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The Fund shall have the right, exercisable not more than 120 days nor less than 90 days prior to the last day of the Special Rate Period, to request that each Holder of the VRDP Shares (x) extend the term of the Special Rate Period for the VRDP Shares for an additional 364-day period, which request may be conditioned upon terms and conditions that are different from the terms and conditions herein, including, without limitation, the further extension of the Scheduled Termination Date and (y) notify the Fund and the Tender and Paying Agent of such Holder’s acceptance or rejection of such request within 30 days after receiving such request. If any Holder of the VRDP Shares fails to notify the Fund and the Tender and Paying Agent of its acceptance or rejection of the Fund’s request for extension within 30 days after receiving ,such request, such failure to respond shall constitute a rejection of such request. Any acceptance by a Holder within such 30-day period may be conditioned upon terms and conditions, including, without limitation, the further extension of the Scheduled Termination Date, that are different from the terms and conditions herein or the terms proposed by the Fund in making an extension request (a “Conditional Acceptance”). If any Holder provides a Conditional Acceptance, then the Fund shall have 30 days thereafter to notify the Total Holders and the Tender and Paying Agent of the Fund’s acceptance or rejection of the terms and conditions specified in any such Conditional Acceptance. The Fund’s failure to notify the Total Holders and the Tender and Paying Agent within such 30-day period will be deemed a rejection of the terms and conditions specified in a Conditional Acceptance. Each Holder of the VRDP Shares may grant or deny any request for extension of the Special Rate Period for the VRDP Shares in their sole and absolute discretion and any request for such extension will be effective only if granted by the Total Holders.

If the Scheduled Termination Date is not further extended to a succeeding Scheduled Termination Date in accordance with the terms of the VRDP Shares Purchase Agreement or if the VRDP Shares Purchase Agreement is otherwise terminated on or prior to the Scheduled Termination Date for any reason, then the VRDP Shares beneficially owned by any Beneficial Owner will be deemed automatically tendered for Remarketing on the seventh day prior to the Scheduled Termination Date (whether or not the VRDP Shares Purchase Agreement has terminated on or prior to such date) with a Purchase Date occurring on such Scheduled Termination Date. Notice of the automatic tender of such VRDP Shares for Remarketing shall be provided by or on behalf of the Fund to the Holders of such VRDP Shares as soon as reasonably practicable prior to, but in no event later than one Business Day before, the Automatic Tender Date. Notwithstanding the foregoing provisions of this Amended and Restated Notice of Special Rate Period, if any VRDP Shares beneficially owned by BANA for federal income tax purposes on such Purchase Date are not successfully remarketed for purchase on such Purchase Date, a Failed Remarketing Condition-Purchased VRDP Shares will be deemed to exist in respect of such VRDP Shares for all purposes of the Articles Supplementary (including Section 10(b) thereof and the definition of Maximum Rate) and the other Related Documents and, as of such Purchase Date, such VRDP Shares will be deemed beneficially owned by the Liquidity Provider, unless the Fund has entered into an Alternate VRDP Shares Purchase Agreement and all VRDP Shares beneficially owned by BANA are subject to purchase by the replacement Liquidity Provider pursuant to the Purchase Obligation of such Liquidity Provider under such Alternate VRDP Shares Purchase Agreement on and as of such Purchase Date. Accordingly, if a Failed Remarketing Condition-Purchased VRDP Shares is so deemed to exist in respect of any VRDP Shares deemed beneficially owned by the Liquidity Provider on such Purchase Date, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents. For the avoidance of doubt, if any VRDP Shares beneficially owned by a Beneficial Owner other than BANA are not successfully remarketed on the Purchase Date relating to the automatic tender described above and are purchased by the Liquidity Provider pursuant to the Purchase Obligation, such VRDP Shares shall constitute Failed Remarketing Condition-Purchased VRDP Shares, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents.

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Other Additional Provisions Applicable During Special Rate Period

During the Special Rate Period, there shall be no Mandatory Tender Events or Mandatory Tenders or any consequences or penalties as a result of there being no Mandatory Tender Events or Mandatory Tenders.

During the Special Rate Period, the first sentence of the first paragraph of Section 12 of the Articles Supplementary shall be inapplicable.

During the Special Rate Period, Section 4(f) of Part I of the Articles Supplementary shall be inapplicable. Section 4(f) of Part I of the Articles Supplementary states the following: “Notwithstanding the foregoing, no Special Rate Period shall end later than the fifteenth (15th) day prior to the Scheduled Termination Date at which point the Rate Periods shall revert to Minimum Rate Periods.”

During the Special Rate Period, the Fund is not required to obtain or maintain any shortterm preferred share rating of the VRDP Shares and there shall be no other consequences, penalties or notices with respect to the withdrawal of the VRDP Shares’ short-term preferred shares ratings by a Rating Agency.

Notwithstanding the Fund’s option to designate any succeeding Subsequent Rate Period of a Series of VRDP Shares as a Special Rate Period under Section 4 of Part I of the Articles Supplementary, during the Special Rate Period (unless extended in accordance with the terms specified above in “Additional Provisions Relating to the Termination of Special Rate Period”), the Fund shall not, without (i) the prior written consent of the Liquidity Provider and the Remarketing Agent and (ii) the affirmative vote or consent of the Holders of a majority of the VRDP Shares of such Series Outstanding at the time, in person or by proxy, either in writing or  at a meeting, voting as a separate class, designate another Special Rate Period for such Series, amend, alter or repeal the term of the Special Rate Period or any other provision of this Amended and Restated Notice of Special Rate Period so as to adversely affect any preference, right or power of the VRDP Shares of such Series or the Holders thereof set forth herein; provided, that any amendment, alteration or repeal of such other provision of this Amended and Restated Notice of Special Rate Period that adversely affects the amount, timing, priority or. taxability of any dividend, redemption or other payment or distribution due to the Holders of the VRDP Shares of such Series shall require the affirmative vote or consent of the Total Holders of such Series, in person or by proxy, either in writing or at a meeting, voting as a separate class.

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During the Special Rate Period, any amendment to the provisions of the Articles Supplementary during the Special Rate Period in connection with the issuance of additional shares of the same series of VRDP Shares shall be deemed to adversely affect the preference, right or power of such VRDP Shares or the Holders thereof for purposes of Section 5(c)(i) of Part I of the Articles Supplementary.

In the event of any conflict between the terms of this Amended and Restated Notice of Special Rate Period and the terms of the Articles Supplementary, the terms of this Notice of Special Rate Period shall govern.

The Fund is authorized to amend, or consent to any amendment to, any Related Document in accordance with the terms therein for purposes of conforming the terms and provisions therein to the terms and provisions specified in this Amended and Restated Notice of Special Rate Period.

[Signature Page Follows]

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IN WITNESS WHEREOF, I have signed this Amended and Restated Notice of Special Rate Period as of the date first written above.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

By:      /s/ Jonathan Diorio

Name:  Jonathan Diorio

Title:    Vice President

[Signature Page to MNE Amended and Restated Notice of Special Rate Period]

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Appendix A

Definitions

The following terms shall have the following meanings:

“BANA” means, unless the context indicates otherwise, Bank of America, N.A., in its individual capacity and not in its capacity as Liquidity Provider.

“Base Rate” means 70% of the one-month LIBOR Rate on the SRP Calculation Date for such SRP Calculation Period.,

“LIBOR Rate” means, on any SRP Calculation Date, (i) the one-month LIBOR rate for deposits in United States dollars, published as the US0001M Index on the Bloomberg Page BBAM (“LIBOR Page”) (or such other reference or page as may replace that reference or page on that service, or such other service that may replace that service as may be selected by the LIBOR Dealer or its successors that are LIBOR Dealers) as of 11:00 a.m. London, England time, on the day that is the London Business Day preceding the SRP Calculation Date (the “LIBOR Determination Date”), or (ii) if such rate does not appear on the LIBOR Page or such other page as may replace such LIBOR Page, (A) the LIBOR Dealer shall determine the arithmetic mean of the offered quotations of the Reference Banks to leading banks in the London interbank market for deposits in U.S. dollars for the designated SRP Calculation Period in an amount determined by such LIBOR Dealer by reference to requests for quotations as of approximately 11:00 a.m. (London, England time) on such date made by such LIBOR Dealer to the Reference Banks, (B) if at least two of the Reference Banks provide such quotations, the LIBOR Rate shall equal such arithmetic mean of such quotations, (C) if only one or none of the Reference Banks provide such quotations, the LIBOR Rate shall be deemed to be the arithmetic mean of the offered quotations that leading banks in The City of New York, New York selected by the LIBOR Dealer (after obtaining the Fund’s approval) are quoting on the relevant LIBOR Determination Date for deposits in United States dollars for the designated SRP Calculation Period in an amount determined by the LIBOR Dealer (after obtaining the Fund’s approval) that is representative of a single transaction in such market at such time by reference to the principal London, England offices of leading banks in the London interbank market; provided, however, that if one of the LIBOR Dealers does not quote a rate required to determine the LIBOR Rate, the LIBOR Rate will be determined on the basis of the quotation or quotations furnished by any Substitute LIBOR Dealer or Substitute LIBOR Dealers selected by the Fund to provide such rate or rates not being supplied by the LIBOR Dealer. Notwithstanding the foregoing, if (A) the onemonth LIBOR Rate determined as set forth above would otherwise be less than zero (0), the onemonth LIBOR Rate for such SRP Calculation Date will be deemed to be zero (0), and (B) the one-month LIBOR Rate no longer appears or is not otherwise calculable as provided above (the “Unavailability Date”), then the one-month LIBOR Rate shall mean such other reasonably comparable index selected in good faith by the Board of Directors, with such modifications to such index as the Board of Directors may deem necessary or appropriate (the “Replacement”), and which the Replacement shall be subject to the prior written consent of the Total Holders. If applicable, the one-month LIBOR Rate from the Unavailability Date to the date the Replacement becomes effective with the prior written consent of the Total Holders as provided herein, shall be equal to the one-month LIBOR Rate as in effect immediately prior to the Unavailability Date.

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“Maximum Rate” means 15% per annum, exclusive of any applicable Gross-up Payment or increased dividend payment relating to the inclusion in any dividend of net capital gains or ordinary income taxable for regular federal income tax purposes, in each case due and payable in accordance with the Articles Supplementary.

“Ratings Spread” means, with respect to an SRP Calculation Period, the percentage per annum set forth below opposite the highest applicable credit rating assigned to the VRDP Shares, unless the lowest applicable rating is below A3/A-, in which case the Ratings Spread shall mean the percentage per annum set forth below opposite the lowest applicable credit rating assigned to the VRDP Shares by Moody’s’, Fitch or any Other Rating Agency, in each case rating the VRDP Shares at the request of the Fund, on the SRP Calculation Date for such SRP Calculation Period:

Moody’s/Fitch*	Proposed Percentage
Aaa/AAA	0.79%
Aal/AA+	1.05%
Aa2/AA	1.08%
AaJ/AA-	1.10%
Al/A+	1.45%
A2/A	1.75%
A3/A-	1.90%
Baal/BBB+	2.50%
Baa2/BBB	2.75%
Baa3/BBB-	3.00%
Non-investment grade or Unrated	4.00%

*The applicable spread is determined by the higher of the two credit rating assigned to the VRDP Shares by Moody’s and Fitch, unless the VRDP Shares are rated at or below A3/A-, in which case the applicable spread will be based on the lower of the two credit ratings assigned to the VRDP Shares by Moody’s and Fitch.

“SRP Calculation Date” means (i) with respect to the SRP Initial Calculation Period, March 15, 2019 and (ii) with respect to any SRP Subsequent Calculation Period, the last day of the immediately preceding SRP Calculation Period, provided that the next succeeding SRP Calculation Date will be determined without regard to any prior extension of a SRP Calculation Date to a Business Day.

“SRP Calculation Period” means the SRP Initial Calculation Period and any SRP Subsequent Calculation Period.

“SRP Initial Calculation Period” means, with respect to the VRDP Shares, the period commencing on, and including, March 15, 2019 and ending on, and including, the next succeeding Wednesday, or, if such day is not a Business Day, the next succeeding Business Day.

“SRP Subsequent Calculation Period” means, with respect to the VRDP Shares, the period from, and including, the first day following a SRP Calculation Date to, and including, the next succeeding Wednesday, or, if such day is not a Business Day, the next succeeding Business Day.

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31466804.1

“TOB Trust” means a tender option bond trust or similar vehicles that are functionally equivalent to tender option bond trusts and used for providing financing for municipal obligations and municipal closed-end fund preferred shares.

“Total Holders” means, with respect to any Series of VRDP Shares, the Holders of 100% of the aggregate Outstanding amount of the VRDP Shares of such Series.

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31466804.1

Schedule 1

Recipients of this Notice of Special Rate Period

Bank of America, N.A.

Banc of America Preferred Funding Corporation

One Bryant Park

1111 Avenue of the Americas, 9th Floor

New York, New York 10036

Attention:        Thomas Visone

Jason Strand

Todd Blasiak

Michael Jentis

Lisa Irizarry

Telephone:       (212) 449-7358 (Visone, Blasiak, Irizarry)

(980) 386-4161 (Strand)

(212) 4498300 (Jentis)

Email:              thomas.visone@baml.com

jason.strand@bankofamerica.com

todd.blasiak@baml.com

lisa.m.irizarry@baml.com

michael.jentis@baml.com

DG.pfloats@baml.com

Merrill Lynch, Pierce, Fenner & Smith Incorporate

One Bryant Park

1111 Avenue of the Americas, 9th Floor

New York, NY 10036

Attention:        Thomas Murray

Thomas J. Visone

Jason Strand

Todd Blasiak

Michael Jentis

Lisa Irizarry

Email:              tommy.murray@baml.com

dg.temm@baml.com

thomas.visone@baml.com

jason.strand@bankofamerica.com

todd.blasiak@baml.com

lisa.m.irizarry@baml.com

michael.jentis@baml.com

The Depository Trust Company

LensNotice@dtcc.com